UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Municipal Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 168.6%
Airport Revenue - 7.9%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 2038	$750,000	$819,856
Orange County, CA, Airport Rev., “A”, 5%, 2031	190,000	207,490
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	500,000	596,690
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	285,000	311,066
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	150,000	162,542
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	440,000	474,976

		$2,572,620
General Obligations - General Purpose - 11.2%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$370,000	$421,293
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	435,000	489,297
State of California, AMBAC, 6%, 2017	1,000,000	1,223,720
State of California, 5%, 2019	300,000	363,003
State of California, 5.5%, 2040	630,000	694,978
State of California, 5.25%, 2040	415,000	451,981

		$3,644,272
General Obligations - Schools - 23.5%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$563,230
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 2033	500,000	544,120
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	60,000	64,480
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	515,000	180,240
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	355,000	389,623
Napa Valley, CA, Unified School District, 5%, 2020	225,000	273,679
Peralta, CA, Community College District, AGM, 5%, 2016	500,000	580,590
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	549,995
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,255,210
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	125,000	144,176
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0.00%, 2018	400,000	334,104
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	533,310
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	539,715
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 2021	450,000	479,997
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	608,120
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	583,900

		$7,624,489
Healthcare Revenue - Hospitals - 21.6%
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), 6.25%, 2039	$505,000	$579,972
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	110,000	122,142
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 2034	250,000	258,233
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	150,000	167,310
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	255,000	273,827
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.5%, 2020	500,000	623,025
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	500,000	596,645
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	250,000	256,943
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	500,000	519,435
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,048,720
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	500,000	554,500
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2035	535,000	543,961
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	260,000	288,993
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	450,000	486,729

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	$400,000	$411,668
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	250,000	287,140

		$7,019,243
Healthcare Revenue - Long Term Care - 3.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$150,000	$157,086
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Odd Fellows Home), NATL, 6%, 2024	1,000,000	1,003,630

		$1,160,716
Miscellaneous Revenue - Other - 1.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$385,000	$405,821
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	170,334

		$576,155
Sales & Excise Tax Revenue - 2.1%
California Economic Recovery, “A”, 5%, 2020	$250,000	$302,738
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	250,000	245,568
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	1,625,000	134,664

		$682,970
Single Family Housing - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$5,000	$5,095
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, FHA, 6.35%, 2029	5,000	5,157

		$10,252
Single Family Housing - Other - 1.6%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 2028	$500,000	$516,390

Single Family Housing - State - 7.5%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$305,000	$284,367
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	295,000	296,746
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	775,000	762,747
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 2023	365,000	365,661
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	555,000	556,915
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	165,000	165,155

		$2,431,591
Solid Waste Revenue - 1.5%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$501,605

State & Agency - Other - 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$468,550

State & Local Agencies - 22.3%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$403,060
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	255,000	257,484
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	1,017,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	1,006,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	1,003,180
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	500,000	548,520
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2018	2,020,000	1,446,684
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2023	2,220,000	1,117,459
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	438,224

		$7,238,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 11.4%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	$1,000,000	$1,008,090
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	101,140
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), NATL, 5.25%, 2020	825,000	828,663
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	500,000	527,125
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	517,980
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	732,825

		$3,715,823
Tobacco - 3.8%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$684,410
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	715,000	547,154

		$1,231,564
Toll Roads - 0.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$250,000	$250,073

Transportation - Special Tax - 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “K”, 5%, 2014	$235,000	$252,190
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	450,000	545,868

		$798,058
Universities - Colleges - 7.8%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$120,000	$122,887
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	285,000	338,503
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	375,000	430,740
California State University Rev., “A”, 5%, 2024	370,000	442,590
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	503,190
University of California Rev., “U”, 5%, 2017	570,000	690,270

		$2,528,180
Universities - Secondary Schools - 1.4%
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	$150,000	$150,831
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	315,000	316,830

		$467,661
Utilities - Municipal Owned - 13.3%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$805,000	$996,091
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	205,000	255,252
Imperial Irrigation District Electric Rev., “A”, 5%, 2017	500,000	601,760
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	590,000	737,783
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	390,000	446,616
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 2019	750,000	897,930
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	370,000	383,327

		$4,318,759
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$301,000
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	591,154

		$892,154
Water & Sewer Utility Revenue - 18.8%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$524,475
California Department of Water Resources (Center Valley Project), “A-E”, 5%, 2028	500,000	574,580
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 2038 (f)	1,000,000	1,057,900
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	135,000	134,991
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	65,000	65,021

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	$75,000	$79,798
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	35,000	35,053
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	522,250
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	440,000	483,450
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 2039	215,000	235,711
Sacramento, CA, Municipal Utility District, “X”, 5%, 2025	370,000	436,463
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	445,000	557,242
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	335,000	391,441
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	635,784
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	325,000	374,780

		$6,108,939
Total Municipal Bonds		$54,758,095

Money Market Funds - 6.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,152,749	$2,152,749
Total Investments		$56,910,844

Other Assets, Less Liabilities - 0.1%		27,100

Preferred shares (Issued by the Fund) - (75.3)%		(24,450,000)
Net Assets applicable to common shares - 100.0%		$32,487,944

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 2/29/12

Futures Contracts Outstanding at 2/29/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,619,063	June - 2012	$(850)
U.S. Treasury Bond 30 yr (Short)	USD	4	566,625	June - 2012	(389)

					$(1,239)

At February 29, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,758,095	$—	$54,758,095
Mutual Funds	2,152,749	—	—	2,152,749
Total Investments	$2,152,749	$54,758,095	$—	$56,910,844

Other Financial Instruments
Futures	$(1,239)	$—	$—	$(1,239)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,104,437
Gross unrealized appreciation	$3,416,907
Gross unrealized depreciation	(610,500)
Net unrealized appreciation (depreciation)	$2,806,407

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,533,794	3,401,682	(3,782,727)	2,152,749

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$325	$2,152,749

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.